Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.00%
Alabama–4.11%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 A, RB	5.00%	07/01/2048	$ 2,500	$ 2,714,450
Birmingham (City of), AL Private Educational Building Authority (Birmingham-Southern College); Series 1996, RB	6.13%	12/01/2025	385	340,140
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB	5.00%	01/01/2043	16,150	19,539,885
Etowah (County of) & Gadsden (City of), AL Health Care Authority (Etowah County Health Department); Series 2007, RB (INS - AGM)(a)	4.38%	01/01/2032	25	25,073
Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	190	190,127
Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	5,211,090
Jefferson (County of), AL;
Series 2013 C, Wts. (INS - AGM)(a)(b)	6.90%	10/01/2050	8,750	8,664,600
Series 2013 D, Wts.	6.00%	10/01/2042	8,000	9,330,320
Series 2013 D, Wts.	7.00%	10/01/2051	4,000	4,772,440
Series 2013 D, Wts.	6.50%	10/01/2053	7,500	8,845,125
Series 2013 F, Revenue Wts.(b)	7.75%	10/01/2046	20,185	20,348,499
Series 2013 F, Revenue Wts.(b)	7.90%	10/01/2050	20,000	20,129,800
Series 2017, Ref. Wts.	5.00%	09/15/2035	4,500	5,473,395
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	200	205,156
				105,790,100
Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.); Series 2007 C, RB(c)	5.88%	12/01/2027	600	30,000
Northern Tobacco Securitization Corp.; Series 2006 A, RB	5.00%	06/01/2032	90	90,038
				120,038
Arizona–2.95%
Arizona (State of) Industrial Development Authority; Series 2020 A, RB	4.00%	11/01/2045	2,100	2,434,845
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB	5.00%	07/01/2042	675	791,066
Series 2017 A, Ref. RB	5.00%	07/01/2047	925	1,075,747
Series 2017 A, Ref. RB	5.00%	07/01/2051	1,000	1,160,700
Series 2018 A, Ref. RB	5.00%	07/01/2038	500	598,650
Series 2018 A, Ref. RB	5.00%	07/01/2048	1,800	2,114,334
Series 2018 A, Ref. RB	5.00%	07/01/2052	2,125	2,488,842
Arizona (State of) Industrial Development Authority (Provident Group - Eastern Michigan University Parking);
Series 2018, RB	5.00%	05/01/2048	1,100	1,128,094
Series 2018, RB	5.00%	05/01/2051	1,000	1,021,190
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(a)	5.00%	06/01/2058	570	679,258
City of Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	6,845	8,414,901
Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	297	297,042
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB	5.00%	07/01/2037	80	96,250
Series 2017 C, RB	5.00%	07/01/2048	145	171,088
Maricopa (County of), AZ Industrial Development Authority (Immanuel Campus of Care); Series 2006 B, Ref. RB(c)(d)	8.50%	04/20/2041	495	341,550
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(e)	5.00%	07/01/2049	800	890,768
Series 2019, Ref. RB(e)	5.00%	07/01/2054	600	665,724
Maricopa County School District No. 24; Series 2007 B, GO Bonds	5.50%	07/01/2022	90	90,173
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	184	184,236
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	435	435,339
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016 A, RB	5.00%	07/01/2041	$ 1,200	$ 1,321,392
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.25%	06/01/2034	8,500	8,951,180
Phoenix Civic Improvement Corp.; Series 2019 A, RB	4.00%	07/01/2045	2,765	2,904,328
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	2,715	2,799,355
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB	5.00%	06/15/2037	550	617,683
Series 2017 C, RB	5.00%	12/15/2047	1,010	1,119,545
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.50%	09/01/2046	900	919,908
Pima (County of), AZ Industrial Development Authority (New Plan Learning, Inc.); Series 2011 A, RB	8.13%	07/01/2041	1,400	1,400,280
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2019, RB	5.13%	07/01/2039	195	199,177
Series 2019, RB	5.25%	07/01/2049	240	243,989
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	760	760,654
Salt River Project Agricultural Improvement & Power District (Arizona Salt River); Series 2019 A, RB	4.00%	01/01/2041	6,595	7,972,761
Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	100	133,132
Series 2007, RB	5.00%	12/01/2032	3,000	4,015,830
Series 2007, RB	5.00%	12/01/2037	11,500	16,273,305
Santa Cruz (County of), AZ Fire District (Rio Rico);
Series 2011 B, GO Bonds(f)(g)	7.00%	07/01/2021	930	966,000
Series 2011 B, GO Bonds	7.00%	07/01/2030	70	72,479
				75,750,795
Arkansas–0.14%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,000	2,427,600
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(c)(d)	6.25%	02/01/2038	1,615	1,178,950
				3,606,550
California–9.42%
Bay Area Toll Authority; Series 2019 S-8, Ref. RB	5.00%	04/01/2056	5,000	6,147,700
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB(h)	0.00%	06/01/2033	5	2,446
California (State of);
Series 2016, GO Bonds	5.00%	09/01/2045	5,000	6,003,900
Series 2016, Ref. GO Bonds	5.00%	09/01/2037	10,085	12,290,690
Series 2017, GO Bonds	5.00%	08/01/2046	8,500	10,177,560
Series 2020, GO Bonds	3.00%	03/01/2046	2,600	2,796,482
Series 2020, GO Bonds	4.00%	03/01/2046	1,500	1,804,485
Series 2020, GO Bonds	3.00%	03/01/2050	1,500	1,605,015
Series 2020, GO Bonds	4.00%	03/01/2050	1,325	1,588,423
California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(h)	0.00%	06/01/2050	129,820	18,585,031
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	5.88%	06/01/2035	50	50,059
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(h)	0.00%	06/01/2046	7,000	1,370,950
Series 2006 B, RB(h)	0.00%	06/01/2046	6,000	1,132,080
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	4,410	4,415,248
California (State of) Enterprise Development Authority (Sunpower Corp. - Headquarters); Series 2010, RB	8.50%	04/01/2031	3,375	3,398,726
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB(f)(g)	5.00%	11/15/2026	4,080	5,191,188
Series 2016 B, Ref. RB	5.00%	11/15/2046	5,920	7,034,262
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Housing Finance Agency;
Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	$ 1,972	$ 2,200,207
Series 2019 A-1, RB	4.25%	01/15/2035	172	197,148
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2043	4,250	5,090,395
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2049	3,500	4,223,940
California (State of) School Finance Authority (Coastal Academy); Series 2013 A, RB(e)	5.00%	10/01/2033	1,000	1,047,430
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2030	1,570	1,770,081
Cathedral City (City of), CA Redevelopment Agency Successor Agency;
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2032	1,450	1,663,643
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2033	885	1,014,874
Chula Vista (City of), CA (San Diego Gas & Electric Co.); Series 2004 C, IDR	5.88%	02/15/2034	9,985	10,022,144
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB	5.00%	06/01/2029	170	210,020
Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(e)(h)	0.00%	06/01/2057	345,750	14,711,662
Lammersville Joint Unified School District (Lammersville School District Community Facilities District No. 2007-1 - Improvement Area No. 1 - Mountain House - Shea Homes); Series 2013, RB	6.00%	09/01/2043	2,750	3,030,362
Lammersville Unified School District (Lammersville School District Community Facilities District No. 2002 - Mountain House);
Series 2012, Ref. RB	5.00%	09/01/2025	415	441,398
Series 2012, Ref. RB	5.10%	09/01/2026	375	398,614
Series 2012, Ref. RB	5.15%	09/01/2027	885	939,658
Series 2012, Ref. RB	5.20%	09/01/2028	1,000	1,060,690
Series 2012, Ref. RB	5.25%	09/01/2029	500	530,010
Series 2012, Ref. RB	5.30%	09/01/2030	500	530,395
Series 2012, Ref. RB	5.38%	09/01/2032	1,000	1,057,990
Local Public Schools Funding Authority (School Facilities Improvement District No. 2016-1 - Election of 2016); Series 2017 A, GO Bonds (INS - BAM)(a)	4.00%	08/01/2042	3,500	4,023,250
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	3,000,300
Los Angeles (City of), CA (Community Facilities District No. 8); Series 2010, RB	5.75%	09/01/2040	180	181,687
Los Angeles Unified School District;
Series 2018 XF2575, Revenue Ctfs.(i)	5.25%	07/01/2042	20,000	25,172,200
Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	5,500	6,589,110
Lynwood (City of), CA Redevelopment Agency (Project Area A); Series 2011 A, RB	7.00%	09/01/2031	1,250	1,300,212
M-S-R Energy Authority; Series 2009 B, RB	7.00%	11/01/2034	10,000	15,973,400
Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(b)	5.00%	08/01/2042	4,500	2,849,985
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	1,250	1,418,750
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2033	1,500	1,698,600
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2034	850	960,730
Paramount Unified School District (Election of 2016); Series 2017 A, GO Bonds (INS - AGM)(a)	5.25%	08/01/2046	2,575	3,220,012
Poway Unified School District Public Financing Authority;
Series 2015 B, Ref. RB (INS - BAM)(a)	5.00%	09/01/2033	1,740	2,104,617
Series 2015 B, Ref. RB (INS - BAM)(a)	5.00%	09/01/2034	3,095	3,735,448
Sacramento (City of), CA Municipal Utility District; Series 2020 H, RB	4.00%	08/15/2045	6,000	7,250,700
San Diego (County of), CA Regional Airport Authority; Series 2019 A, Ref. RB	5.00%	07/01/2049	5,000	6,222,350
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, RB(f)(g)	6.75%	02/01/2021	250	252,703
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB(f)(g)	7.00%	02/01/2021	350	353,836
San Francisco (City of), CA Public Utilities Commission; Series 2020 C, RB	4.00%	11/01/2050	5,250	6,356,700
San Jose (City of), CA Financing Authority; Series 2011, RB	5.50%	05/01/2031	350	356,538
Santa Cruz (County of), CA Redevelopment Agency; Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2035	1,880	2,205,654
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2045	2,000	2,499,020
Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGM)(a)(h)	0.00%	08/01/2044	8,990	4,353,318
University of California; Series 2018 AZ, Ref. RB	5.00%	05/15/2038	5,000	6,349,350
				242,163,376
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–3.09%
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	$ 2,000	$ 2,119,760
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2037	550	670,203
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. GO Bonds(d)(j)	6.25%	12/01/2032	3,330	2,664,000
Colorado (State of) Educational & Cultural Facilities Authority;
Series 2010, Ref. RB	6.45%	11/01/2040	1,150	1,155,163
Series 2018 A, Ref. RB	5.00%	12/01/2038	1,000	1,215,540
Colorado (State of) Health Facilities Authority; Series 2016, Ref. RB	5.00%	01/01/2037	1,400	1,488,494
Colorado (State of) Health Facilities Authority (Adventhealth Obligated); Series 2019, Ref. RB	4.00%	11/15/2043	2,000	2,320,640
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	6,515	7,849,989
Cottonwood Highlands Metropolitan District No. 1; Series 2019 A, GO Bonds	5.00%	12/01/2049	900	931,977
Denver (City & County of), CO; Series 2018 B, Ref. RB	5.00%	12/01/2048	12,500	15,301,375
E-470 Public Highway Authority; Series 1997 B, RB (INS - NATL)(a)(h)	0.00%	09/01/2025	125	120,495
Ebert Metropolitan District;
Series 2018 A-1, GO Bonds (INS - BAM)(a)	5.00%	12/01/2043	7,000	8,789,830
Series 2018 A-2, GO Bonds (INS - BAM)(a)	5.00%	12/01/2043	1,605	2,015,382
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. GO Bonds(f)(g)	7.25%	12/01/2020	720	720,000
Hunters Overlook Metropolitan District No. 5;
Series 2019 A, GO Bonds	5.00%	12/01/2039	900	951,183
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,360	1,424,083
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	1,575	1,660,223
Potomac Farms Metropolitan District;
Series 2007 A, Ref. GO Bonds	7.25%	12/01/2037	750	689,123
Series 2007 B, Ref. GO Bonds	7.63%	12/01/2023	52	51,300
Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds	5.63%	12/01/2048	710	749,284
Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	1,495	1,908,412
Series 2008, RB	6.50%	11/15/2038	5,000	7,916,200
Rampart Range Metropolitan District No. 1;
Series 2017, Ref. RB (INS - AGM)(a)	5.00%	12/01/2042	4,665	5,657,432
Series 2017, Ref. RB (INS - AGM)(a)	5.00%	12/01/2047	1,500	1,810,725
Tabernash Meadows Water & Sanitation District; Series 2010, Ref. GO Bonds(f)(g)	7.13%	12/01/2020	500	500,000
Tallyn’s Reach Metropolitan District No. 3;
Series 2013, Ref. GO Bonds(f)(g)	5.00%	12/01/2023	110	123,251
Series 2013, Ref. GO Bonds(f)(g)	5.13%	12/01/2023	250	283,313
Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2050	1,500	1,850,250
Woodmen Heights Metropolitan District No. 1;
Series 2012 A, Ref. GO Bonds	6.00%	12/01/2041	949	997,790
Series 2012 B, Ref. GO Bonds	7.30%	12/15/2041	5,071	5,416,867
				79,352,284
Connecticut–1.02%
Connecticut (State of) Health & Education Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	8,555	9,401,432
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2042	6,125	6,729,721
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	1,500	1,623,465
Connecticut (State of) Health & Educational Facilities Authority (The Griffin Hospital); Series 2020, G-1, Ref. RB(e)	5.00%	07/01/2044	1,100	1,195,326
Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2001 V-1, VRD RB(k)	0.01%	07/01/2036	4,500	4,500,000
Connecticut (State of) Special Tax Revenue; Series 2020 A, RB	4.00%	05/01/2039	1,000	1,178,040
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds (Acquired 03/20/2008; Cost $392,836)(c)(d)(l)	5.13%	10/01/2036	500	60,000
Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/15/2030	625	773,431
Mashantucket Western Pequot Tribe; Series 2013, RB(c)	6.05%	07/01/2031	11,260	731,904
				26,193,319
Delaware–0.10%
Bridgeville (Town of), DE (Heritage Shores Special Development District); Series 2005 A, RB	5.45%	07/01/2035	2,512	2,516,396
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–1.25%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(a)	5.00%	02/01/2031	$ 15	$ 15,032
Series 2019 A, RB	4.00%	03/01/2044	4,335	5,171,958
District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB(f)(g)	6.38%	03/01/2021	1,705	1,731,223
District of Columbia (Gallaudet University); Series 2011, RB	5.50%	04/01/2034	400	404,300
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.50%	05/15/2033	1,225	1,354,482
Series 2001, RB	6.75%	05/15/2040	4,385	4,519,751
Series 2006 B, RB(h)	0.00%	06/15/2046	72,125	10,051,340
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2044	7,815	8,793,829
				32,041,915
Florida–4.71%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	2,055	2,299,175
Amelia Concourse Community Development District; Series 2007, RB(c)(d)	5.75%	05/01/2038	1,815	1,651,650
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	220	215,545
Canaveral Port Authority; Series 2018 B, RB	5.00%	06/01/2048	5,000	5,779,300
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	455	495,600
Series 2019 A, RB	5.00%	12/15/2054	320	347,075
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(e)	5.38%	06/15/2038	255	276,063
Series 2018 A, RB(e)	5.38%	06/15/2048	480	511,954
Cascades at Groveland Community Development District; Series 2006, RB	5.30%	05/01/2036	815	815,774
Chapel Creek Community Development District; Series 2006 A, RB(c)(d)	5.50%	05/01/2038	1,990	1,791,000
Clearwater Cay Community Development District; Series 2006 A, RB(c)(d)	5.50%	05/01/2037	826	470,787
Creekside Community Development District; Series 2006, RB(c)(d)	5.20%	05/01/2038	2,280	1,026,000
CrossCreek Community Development District; Series 2007 A, RB(c)	5.60%	05/01/2039	5	4,005
East Homestead Community Development District; Series 2013, RB	5.00%	11/01/2033	350	365,551
Greater Lakes/Sawgrass Bay Community Development District; Series 2006 A, RB	5.50%	05/01/2038	780	780,257
Greater Orlando Aviation Authority; Series 2015 XF2019, Revenue Ctfs.(i)	5.00%	10/01/2032	16,000	16,056,000
Heritage Isles Community Development District; Series 1999, RB(c)	7.10%	10/01/2023	195	29,250
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	95	95,059
Indigo Community Development District; Series 2005, RB(c)(d)	5.75%	05/01/2036	375	262,500
Jacksonville (City of), FL (Brooks Rehabilitation); Series 2020, Ref. RB	5.00%	11/01/2050	5,000	5,943,750
Jacksonville (City of), FL Health Facilities Authority; Series 1997 B, RB(f)	5.25%	08/15/2027	30	32,296
JEA Water & Sewer System Revenue; Series 2008 B-1, VRD RB(k)	0.12%	10/01/2036	4,090	4,090,000
Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(e)	5.00%	01/15/2054	190	200,748
Lake Ashton II Community Development District; Series 2005 A, RB	5.38%	05/01/2036	653	625,832
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.50%	07/15/2048	565	581,780
Series 2018 A, RB(e)	5.75%	07/15/2053	600	632,070
Lakeland (City of), FL (Florida Southern College);
Series 2012 A, Ref. RB	5.00%	09/01/2029	1,255	1,322,055
Series 2012 A, Ref. RB	5.00%	09/01/2037	1,000	1,043,010
Lakeland (City of), FL (Lakeland Regional Health); Series 2015, RB	5.00%	11/15/2040	3,000	3,411,150
Lee Memorial Health System; Series 2019 A-1, Ref. RB	4.00%	04/01/2037	4,000	4,643,480
Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	1,200	1,201,284
Magnolia Creek Community Development District; Series 2007 A, RB(c)	5.90%	05/01/2039	1,775	319,500
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	85	85,683
Miami-Dade (County of), FL;
Series 2009, RB (INS - BAM)(a)(h)	0.00%	10/01/2042	6,925	3,741,854
Series 2019 B, RB	4.00%	10/01/2049	17,745	20,977,429
Miami-Dade (County of), FL Seaport; Series 2013 A, RB	5.50%	10/01/2042	3,000	3,294,390
Miromar Lakes Community Development District;
Series 2012, Ref. RB	5.38%	05/01/2032	735	755,867
Series 2015, Ref. RB	5.00%	05/01/2035	1,215	1,290,682
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Monterey/Congress Community Development District; Series 2005 A, RB	5.38%	05/01/2036	$ 2,815	$ 2,824,543
Naturewalk Community Development District; Series 2007 A, RB(c)(d)	5.50%	05/01/2038	335	120,600
Orlando (City of), FL; Series 2008, RB (INS - AGC)(a)	5.50%	11/01/2038	180	180,495
Orlando (City of), FL Utilities Commission; Series 2018 A, RB	5.00%	10/01/2038	3,000	3,766,320
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,250	2,660,130
Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	450	476,447
Series 2011, RB	5.63%	05/01/2042	1,000	1,067,190
Palm River Community Development District; Series 2007 A, RB(c)	5.38%	05/01/2036	510	255,000
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	750	794,400
Reunion East Community Development District;
Series 2002 A-2, RB(c)(d)	7.38%	05/01/2033	860	9
Series 2005, RB(c)(d)	5.80%	05/01/2036	810	8
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	15,004
River Glen Community Development District; Series 2006 A, RB(c)(d)	5.45%	05/01/2038	568	568,068
Santa Rosa (City of), FL Bay Bridge Authority; Series 1996 C, RB (INS - ACA)(a)	6.25%	07/01/2028	268	268,352
South Bay Community Development District;
Series 2005 A, RB(c)(d)	5.95%	05/01/2036	1,645	16
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,900	1,583,289
Series 2005 A-2, Ref. RB(c)(d)	6.60%	05/01/2036	2,530	1,275,297
Series 2005 B-1, Ref. RB(c)	5.13%	05/01/2023	1,505	1,499,534
Series 2005 B-2, Ref. RB(c)(d)	6.60%	05/01/2025	935	470,829
St. Johns (County of), FL Industrial Development Authority (Bayview); Series 2007 A, Ref. RB(c)(d)	5.25%	10/01/2041	400	280,000
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2033	210	149,440
Series 2020 A, RB(h)	0.00%	09/01/2034	880	602,140
Series 2020 A, RB(h)	0.00%	09/01/2035	750	491,693
Series 2020 A, RB(h)	0.00%	09/01/2036	850	532,635
Series 2020 A, RB(h)	0.00%	09/01/2037	825	494,060
Series 2020 A, RB(h)	0.00%	09/01/2038	1,050	600,285
Series 2020 A, RB(h)	0.00%	09/01/2039	1,000	545,930
Villages of Avignon Community Development District; Series 2007 A, RB(c)(d)	5.40%	05/01/2037	250	17,500
Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	3,855	3,857,159
Waterford Estates Community Development District; Series 2006 A, RB(c)(d)	5.50%	05/01/2037	2,031	1,421,523
Water’s Edge Community Development District;
Series 2012 A-1, Ref. RB	5.35%	05/01/2039	15	15,010
Series 2012 A-2, Ref. RB	6.60%	05/01/2039	200	202,508
Waterstone Community Development District;
Series 2007 A, RB(b)(d)	6.88%	05/01/2037	146	99,769
Series 2007 B, RB(d)(h)	0.00%	11/01/2028	993	550,558
West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	3,330	2,722,042
Series 2005 A-2, RB(c)(d)	5.75%	05/01/2036	2,925	1,696,500
Westridge Community Development District; Series 2005, RB(c)	5.80%	05/01/2037	455	455,250
Westside Community Development District; Series 2019 2, RB(c)(d)	5.65%	05/01/2037	555	422,349
Wyld Palms Community Development District; Series 2007 A, RB(c)(d)	5.50%	05/01/2038	1,445	346,800
Zephyr Ridge Community Development District; Series 2006 A, RB(c)(d)	5.63%	05/01/2037	979	430,611
				121,224,698
Georgia–1.26%
Atlanta (City of), GA; Series 2019 A, RB	4.00%	07/01/2049	9,895	11,415,367
Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	565	566,492
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	1,055	999,549
Series 2018 A, RB	6.00%	12/01/2038	2,145	2,021,341
Series 2018 A, RB	6.25%	12/01/2048	5,280	4,899,998
Series 2018 A, RB	6.50%	12/01/2053	3,040	2,890,097
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Fulton (County of), GA Development Authority; Series 2016 A, Ref. RB	5.00%	07/01/2046	$ 3,000	$ 3,526,530
Georgia State Environmental Loan Acquisition Corp.; Series 2011, RB(f)(g)	5.13%	03/15/2021	440	446,261
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2043	1,040	1,250,298
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	880	864,486
Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,195,203
Series 2018 A-1, RB	6.38%	12/01/2053	1,030	996,319
Series 2018 A-2, RB(g)	5.50%	12/01/2028	700	686,714
Randolph (County of), GA; Series 2012 A, GO Bonds(f)(g)	5.00%	04/01/2022	520	552,932
				32,311,587
Guam–0.07%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,845,345
Idaho–0.77%
American Falls Reservoir District; Series 2000, Ref. VRD RB(k)	0.18%	02/01/2025	19,885	19,885,000
Illinois–5.66%
Chicago (City of) (O’Hare International Airport); Series 2016 B, Ref. RB	5.00%	01/01/2041	3,000	3,464,490
Chicago (City of), IL; Series 2012, RB (INS - BAM)(a)	4.00%	01/01/2042	6,000	6,132,600
Chicago (City of), IL (Chicago O’Hare International Airport); Series 2015 B, Ref. RB	5.00%	01/01/2034	2,500	2,883,450
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(a)(h)	0.00%	12/01/2024	915	834,068
Series 1999 A, GO Bonds (INS - NATL)(a)(h)	0.00%	12/01/2024	1,405	1,280,728
Series 2016, RB	6.00%	04/01/2046	4,300	5,010,403
Series 2018 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2026	775	943,159
Series 2018 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2028	2,250	2,840,220
Series 2018 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2031	1,000	1,234,490
Series 2018 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2034	1,205	1,471,233
Chicago (City of), IL Transit Authority; Series 2020 A, Ref. RB	5.00%	12/01/2045	2,450	2,955,386
Chicago O’Hare International Airport; Series 2020 A, Ref. RB	4.00%	01/01/2037	5,000	5,856,750
Cook County Community School District No. 147; Series 2004 A, Ref. GO Bonds (INS - ACA)(a)	7.13%	06/01/2024	2,400	2,652,744
Du Page (County of), IL Special Service Area No. 31; Series 2006, RB	5.63%	03/01/2036	318	318,382
Gilberts (Village of), IL; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	03/01/2035	2,000	2,238,840
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	690	689,001
Harvey (City of), IL;
Series 2007 A, Ref. GO Bonds (Acquired 09/02/2009; Cost $1,773,512)(c)(l)	5.50%	12/01/2027	2,225	1,524,125
Series 2007 A, Ref. GO Bonds (Acquired 09/03/2009; Cost $758,969)(c)(l)	5.63%	12/01/2032	1,000	685,000
Series 2008, RB	6.88%	08/01/2028	3,370	3,317,327
Illinois (State of);
Series 2014, GO Bonds	5.00%	04/01/2025	2,000	2,141,000
Series 2014, GO Bonds	5.00%	02/01/2039	1,525	1,580,388
Series 2016, GO Bonds (INS - BAM)(a)	4.00%	06/01/2041	5,000	5,184,800
Series 2017 C, GO Bonds	5.00%	11/01/2029	3,000	3,264,960
Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	2,823,394
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	7,228,000
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,292,110
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	819,945
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	5,560,000
Series 2020, GO Bonds	5.50%	05/01/2039	3,750	4,232,625
Illinois (State of) Finance Authority;
Series 2012 A, RB	5.75%	10/01/2032	500	519,870
Series 2012 A, RB	6.00%	10/01/2048	450	465,736
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(k)	0.08%	12/01/2046	3,125	3,125,000
Illinois (State of) Finance Authority (University of Illinois Health Services);
Series 2020, RB	4.00%	10/01/2040	950	1,059,668
Series 2020, RB	4.00%	10/01/2050	3,000	3,277,470
Illinois (State of) Regional Transportation Authority; Series 2018 B, RB	4.00%	06/01/2043	1,365	1,536,007
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(a)	5.25%	06/15/2032	$ 2,000	$ 2,245,760
Series 2019, Ref. RB (INS - BAM)(a)	5.00%	06/15/2028	2,520	3,146,699
Series 2019, Ref. RB (INS - BAM)(a)	5.00%	06/15/2029	455	577,827
Series 2019, Ref. RB (INS - BAM)(a)	5.00%	06/15/2030	245	309,278
Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	1,185,982
Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,297,492
Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,681,919
Lakemoor (Village of), IL; Series 2006, Ref. RB (INS - AGC)(a)	5.00%	03/01/2027	3,215	3,222,684
Lincolnshire (Village of), IL; Series 2004, RB	6.25%	03/01/2034	2,207	2,208,148
Markham (City of), IL; Series 2008 B, GO Bonds	5.75%	02/01/2028	480	471,725
Metropolitan Pier & Exposition Authority; Series 1998 A, RB (INS - AGM)(a)	5.50%	12/15/2023	760	806,976
Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	1,155,073
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB(c)(d)	6.00%	03/01/2036	554	451,510
Regional Transportation Authority; Series 2018 XF2618, Revenue Ctfs.(i)	4.00%	06/01/2043	18,000	20,255,040
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB (INS - BAM)(a)	5.25%	01/01/2048	5,000	5,974,650
Southwestern Illinois Development Authority;
Series 2006, RB	5.63%	11/01/2026	890	673,454
Series 2008 A, Ref. RB(d)	7.00%	10/01/2022	2,995	1,737,100
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.); Series 2006, RB	5.85%	12/01/2036	500	502,280
Stephenson County School District No. 145;
Series 2018 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	02/01/2032	1,155	1,459,146
Series 2018 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	02/01/2033	850	1,066,410
Series 2018 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	02/01/2034	750	939,285
Yorkville (United City of), IL; Series 2013, Ref. RB	5.00%	03/01/2033	1,848	1,831,183
				145,642,990
Indiana–1.19%
Columbus (City of), IN; Series 2019, RB	5.63%	05/01/2039	3,575	3,281,171
Indiana (State of) Finance Authority;
Series 2011, RB(f)(g)	5.25%	09/15/2021	2,885	2,999,131
Series 2011, RB(f)(g)	6.38%	09/15/2021	4,250	4,455,317
Series 2011, RB(f)(g)	6.50%	09/15/2021	4,750	4,982,607
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2026	1,620	1,941,716
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD RB (LOC - Barclays Bank PLC)(k)(m)	0.03%	11/01/2037	1,900	1,900,000
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2037	7,500	9,023,400
Indianapolis (City of), IN; Series 2009 A, RB	7.00%	02/01/2039	2,025	1,953,639
				30,536,981
Iowa–0.18%
Iowa (State of) Finance Authority;
Series 2007 B, RB	5.38%	06/01/2025	200	188,010
Series 2007, RB(c)	5.90%	12/01/2028	400	20,000
Series 2012, RB	5.00%	08/15/2028	1,685	1,793,598
Series 2018 B, Ref. RB	5.00%	02/15/2048	1,300	1,584,245
Xenia (City of), IA Rural Water District; Series 2016, Ref. RB	5.00%	12/01/2036	1,000	1,168,740
				4,754,593
Kansas–0.04%
Pittsburg (City of), KS; Series 2006, RB	4.90%	04/01/2024	1,075	963,039
Kentucky–2.61%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health); Series 2004 C, VRD RB(k)	0.17%	05/01/2034	15,000	15,000,000
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016 A, Ref. RB (INS - NATL)(a)	5.00%	09/01/2032	5,480	6,482,621
Series 2016 A, Ref. RB (INS - NATL)(a)	5.00%	09/01/2033	11,525	13,590,510
Series 2016 A, Ref. RB (INS - NATL)(a)	5.00%	09/01/2034	5,000	5,887,200
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB	5.00%	04/01/2037	$ 2,500	$ 2,989,400
Kentucky (Commonwealth of) Property & Building Commission (Project No. 115); Series 2017, RB (INS - BAM)(a)	5.00%	04/01/2038	2,500	3,031,775
Kentucky (Commonwealth of) Property & Building Commission (Project No. 119);
Series 2018, RB	5.00%	05/01/2035	1,500	1,850,910
Series 2018, RB	5.00%	05/01/2036	1,170	1,434,865
Series 2018, RB	5.00%	05/01/2037	4,605	5,632,191
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.75%	10/01/2042	10,000	11,093,900
Springfield (City of), KY; Series 2004, Ref. RB(c)(d)	5.75%	10/01/2035	15	375
				66,993,747
Louisiana–1.54%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	4	4,117
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB (INS - AGM)(a)	5.00%	06/01/2042	2,500	2,881,800
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/01/2032	395	312,050
Series 2017, Ref. RB	5.00%	07/01/2033	300	237,000
Series 2017, Ref. RB	5.00%	07/01/2037	345	272,550
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2017, Ref. RB	5.00%	05/15/2042	7,500	8,937,750
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2017, RB	5.00%	07/01/2057	1,300	1,474,109
Louisiana (State of) Stadium & Exposition District; Series 2013 A, Ref. RB	5.00%	07/01/2028	50	54,583
Louisiana Housing Corp.;
Series 2009 A, RB	6.88%	09/01/2029	8,280	7,976,703
Series 2009 A, RB	7.25%	09/01/2039	5,000	4,638,450
Louisiana State Citizens Property Insurance Corp.; Series 2012, Ref. RB(f)(g)	5.00%	06/01/2022	1,585	1,697,931
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB	5.00%	07/01/2040	4,035	4,685,281
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(a)	5.00%	10/01/2043	700	843,675
Series 2018 A, RB (INS - AGM)(a)	5.00%	10/01/2048	1,280	1,525,722
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(g)	2.13%	07/01/2024	2,000	2,037,080
Series 2017, Ref. RB(g)	2.38%	07/01/2026	2,000	2,061,860
				39,640,661
Maine–0.51%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System); Series 2020 A, RB	4.00%	07/01/2050	5,250	5,990,880
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	7.50%	07/01/2032	5,000	5,133,200
Series 2011, RB	6.75%	07/01/2036	2,000	2,042,540
				13,166,620
Maryland–2.10%
Baltimore (City of), MD (Water); Series 2020 A, RB	4.00%	07/01/2045	2,000	2,410,860
Baltimore (County of), MD (Riderwood Village, Inc.);
Series 2020, Ref. RB	4.00%	01/01/2045	5,250	5,692,680
Series 2020, Ref. RB	4.00%	01/01/2050	6,000	6,453,960
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,632,510
Maryland (State of) Health & Higher Educational Facilities Authority;
Series 2001, RB (INS - AMBAC)(a)	5.00%	07/01/2034	5	5,048
Series 2004, RB (INS - AMBAC)(a)	5.00%	07/01/2034	15	15,144
Series 2007, Ref. RB	4.75%	07/01/2034	10	10,007
Series 2016, Ref. RB	5.00%	06/01/2036	400	450,260
Maryland (State of) Health & Higher Educational Facilities Authority (UPMC);
Series 2020 B, RB	4.00%	04/15/2045	5,250	6,015,397
Series 2020 B, RB	4.00%	04/15/2050	5,000	5,679,850
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Transportation Authority (Transportation Facilities); Series 2020, RB	4.00%	07/01/2050	$ 15,000	$ 17,766,600
Maryland Economic Development Corp.;
Series 2012, Ref. RB	5.00%	07/01/2034	1,000	1,033,750
Series 2016, Ref. RB (INS - AGM)(a)	5.00%	06/01/2035	4,530	5,254,574
Prince George’s (County of), MD; Series 2005, RB	5.25%	07/01/2035	1,613	1,615,903
				54,036,543
Massachusetts–1.53%
Commonwealth of Massachusetts; Series 2016 XF0530, Revenue Ctfs.(i)	5.00%	12/01/2035	20,000	24,785,800
Massachusetts (Commonwealth of); Series 2020 E, GO Bonds	5.00%	11/01/2050	6,000	7,880,460
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2011 B, RB(h)	0.00%	11/15/2056	363	57,708
Series 2011, RB	5.50%	07/01/2026	750	750,855
Series 2011, RB	6.00%	07/01/2031	25	25,022
Series 2016 I, Ref. RB	5.00%	07/01/2036	2,000	2,340,560
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.); Series 2020 C, Ref. RB (INS - AGM)(a)	4.00%	10/01/2045	3,000	3,489,870
				39,330,275
Michigan–3.87%
Detroit (City of), MI;
Series 2003 B, RB (INS - AGM)(a)	7.50%	07/01/2033	60	60,328
Series 2011 A, RB(f)(g)	5.00%	07/01/2021	1,000	1,028,190
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(a)	5.00%	07/01/2048	1,350	1,499,229
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB(f)(g)	5.00%	07/01/2022	2,155	2,318,866
Detroit City School District;
Series 2012 A, Ref. GO Bonds	5.00%	05/01/2028	1,100	1,169,740
Series 2012 A, Ref. GO Bonds	5.00%	05/01/2031	680	722,813
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(a)	5.00%	07/01/2043	150	167,079
Grand Traverse Academy; Series 2007, Ref. RB	5.00%	11/01/2022	215	215,157
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,155	1,155,612
Series 2008 C, RB(h)	0.00%	06/01/2058	621,750	28,177,710
Series 2010 A, RB	5.90%	12/01/2030	600	600,480
Series 2014 D-6, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	1,000	1,160,340
Series 2014 D-6, Ref. RB (INS - NATL)(a)	5.00%	07/01/2026	895	1,037,815
Series 2014 D-6, Ref. RB (INS - NATL)(a)	5.00%	07/01/2027	930	1,075,526
Series 2014, Ref. RB(e)	6.75%	07/01/2044	6,000	6,175,680
Series 2015 C, RB	5.00%	07/01/2034	2,200	2,574,550
Series 2018, Ref. RB	5.75%	11/01/2040	635	699,846
Michigan (State of) Finance Authority (CHE Trinity Health Credit Group); Series 2013 MI-4, Ref. RB	5.00%	12/01/2039	5,000	6,391,300
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,000	1,140,790
Series 2014 D-4, Ref. RB	5.00%	07/01/2032	2,450	2,801,453
Series 2014 D-4, Ref. RB	5.00%	07/01/2034	1,000	1,139,280
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	6,300	7,442,001
Michigan (State of) Strategic Fund; Series 2007, RB	5.85%	08/31/2027	6,454	5,987,402
Michigan State University Board of Trustees;
Series 2019 B, RB	5.00%	02/15/2044	1,180	1,465,536
Series 2019 B, RB	5.00%	02/15/2048	6,650	8,199,916
Plymouth Educational Center Charter School;
Series 2005, Ref. RB	5.38%	11/01/2030	400	275,496
Series 2005, Ref. RB	5.63%	11/01/2035	1,325	819,049
Renaissance Public School Academy; Series 2012 A, RB	6.00%	05/01/2037	500	509,040
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	$ 600	$ 711,210
Series 2019, GO Bonds	4.00%	05/01/2040	1,220	1,438,807
Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,922,236
Series 2019, GO Bonds	5.00%	05/01/2044	3,270	4,177,490
Series 2019, GO Bonds	5.00%	05/01/2049	3,270	4,146,066
				99,406,033
Minnesota–0.24%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	1,030,879
Duluth (City of), MN Economic Development Authority; Series 2018 A, Ref. RB	5.00%	02/15/2043	2,300	2,723,108
Minnesota (State of) Higher Education Facilities Authority; Series 2017, Ref. RB	5.00%	10/01/2047	900	963,279
Mound (City of), MN Housing & Redevelopment Authority; Series 2006, Ref. RB	5.00%	02/15/2027	721	721,786
St. Paul (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	680	711,450
				6,150,502
Mississippi–0.55%
Mississippi (State of) Development Bank; Series 2016, RB	5.00%	12/01/2046	10,000	12,124,700
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 K, VRD RB(k)	0.06%	11/01/2035	2,100	2,100,000
				14,224,700
Missouri–0.99%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood); Series 2002, RB (Acquired 10/24/2002; Cost $14,360,000)(c)(d)(l)	7.20%	05/01/2049	14,360	4,882,400
Branson (City of), MO Industrial Development Authority;
Series 2005 A, RB(d)	7.05%	05/01/2027	70	48,742
Series 2007 A, RB(d)	5.75%	05/01/2026	785	558,190
Broadway-Fairview Transportation Development District; Series 2006 A, RB(d)(j)	5.88%	12/01/2031	675	438,750
Chillicothe (City of), MO (South U.S. 65);
Series 2006, RB(d)	5.50%	04/01/2021	90	87,615
Series 2006, RB(d)	5.63%	04/01/2027	400	343,996
Columbia (City of), MO Housing Authority;
Series 2015, RB	5.00%	12/15/2040	580	594,767
Series 2015, RB	5.13%	12/15/2050	1,330	1,359,845
Grindstone Plaza Transportation Development District; Series 2006 A, RB	5.50%	10/01/2031	355	305,570
Hollister (City of), MO; Series 2019, RB(e)	5.63%	10/01/2039	5,335	5,434,871
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	5.00%	04/01/2046	295	293,301
Lee’s Summit (City of), MO Industrial Development Authority;
Series 2007, RB(c)(d)	5.50%	03/01/2021	140	86,800
Series 2007, RB(c)(d)	5.75%	03/01/2029	250	155,000
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	2,055	2,053,870
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	54	47,142
St Louis (County of), MO; Series 2007 A, RB(d)	5.50%	09/02/2028	373	167,850
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	5.00%	10/01/2046	1,025	998,811
St. Louis (City of), MO;
Series 2006 A, RB(d)(j)	6.00%	08/04/2025	481	96,200
Series 2007, RB(d)	5.50%	05/29/2028	661	269,656
St. Louis (City of), MO Land Clearance for Redevelopment Authority; Series 2018 A, RB	5.00%	04/01/2048	3,250	3,585,107
St. Louis (County of), MO;
Series 2006, RB(d)(j)	6.00%	08/21/2026	1,391	415,430
Series 2006, RB(d)	5.50%	03/09/2027	1,879	770,390
Series 2007 A, RB(d)	5.50%	01/20/2028	758	379,000
Series 2007 B, RB(d)(j)	5.50%	01/20/2028	466	111,840
Series 2008 A, RB(d)	6.60%	01/21/2028	3,255	1,464,750
Series 2008, RB(d)(j)	6.69%	04/21/2029	1,080	183,600
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Stone Canyon Community Improvement District;
Series 2007, RB(c)(d)	5.70%	04/01/2022	$ 620	$ 161,200
Series 2007, RB(c)(d)	5.75%	04/01/2027	320	83,200
				25,377,893
Montana–0.03%
Hardin (City of), MT; Series 2006, RB(d)(j)	6.25%	09/01/2031	11,710	819,700
Nebraska–0.62%
Central Plains Energy Project (No. 3);
Series 2012, RB(n)	5.25%	09/01/2037	9,510	10,256,535
Series 2017 A, Ref. RB	5.00%	09/01/2037	4,000	5,667,040
				15,923,575
Nevada–0.86%
Clark (County of), NV;
Series 2007 A, RB	5.00%	02/01/2026	320	321,088
Series 2007 A, RB	5.05%	02/01/2031	255	255,719
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	05/01/2048	2,500	3,035,275
Clark County School District; Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/15/2036	5,280	6,623,338
Las Vegas (City of), NV Convention & Visitors Authority; Series 2018 B, RB	5.00%	07/01/2043	10,000	11,851,500
				22,086,920
New Hampshire–0.49%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - ACA)(a)(h)	0.00%	01/01/2029	305	200,965
New Hampshire (State of) Business Finance Authority;
Series 2019 A, RB(e)	5.25%	07/01/2039	410	420,545
Series 2019 A, RB(e)	5.63%	07/01/2046	230	238,379
Series 2019 A, RB(e)	5.75%	07/01/2054	570	592,298
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2027	1,500	1,565,730
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	3,410	5,149,032
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	3,956	4,381,163
				12,548,112
New Jersey–7.98%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2032	250	303,885
Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2037	500	599,050
Series 2017 B, GO Bonds (INS - AGM)(a)	4.00%	03/01/2042	3,510	3,914,071
Casino Reinvestment Development Authority;
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2030	2,000	2,231,880
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2032	2,000	2,211,700
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2051	10,000	11,823,400
New Jersey (State of);
Series 2020 A, GO Bonds	4.00%	06/01/2030	2,880	3,482,755
Series 2020 A, GO Bonds	4.00%	06/01/2031	3,500	4,270,840
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB	5.00%	06/15/2041	3,000	3,392,010
Series 2017 A, RB	5.00%	07/01/2032	500	496,080
Series 2017 A, RB	5.00%	07/01/2047	200	186,372
Series 2017 DDD, RB	5.00%	06/15/2028	1,930	2,295,252
Series 2017 DDD, RB	5.00%	06/15/2029	3,500	4,137,035
Series 2017, Ref. RB (INS - AGM)(a)	5.00%	06/01/2037	1,000	1,190,760
Series 2018 A, RB	5.00%	06/15/2042	3,500	4,012,575
Series 2018 A, RB	5.00%	06/15/2047	735	835,857
Series 2018 A, RB(e)	6.50%	11/01/2052	220	254,241
Series 2018 C, RB	5.00%	06/15/2031	4,855	5,750,796
Series 2019, RB	4.00%	06/15/2044	3,000	3,233,460
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	$ 980	$ 1,215,582
New Jersey (State of) Health Care Facilities Financing Authority; Series 2015 A, RB (INS - AGM)(a)	5.00%	07/01/2029	2,100	2,431,884
New Jersey (State of) Transportation Trust Fund Authority;
Series 2004 A, RB (INS - NATL)(a)	5.75%	06/15/2024	11,570	13,352,127
Series 2005 B, RB (INS - NATL)(a)	5.50%	12/15/2021	5,975	6,269,269
Series 2008 A, RB(h)	0.00%	12/15/2038	5,680	3,236,123
Series 2009 D, RB	5.00%	06/15/2032	5,015	5,588,365
Series 2011 A, RB(f)(g)	6.00%	06/15/2021	4,555	4,697,253
Series 2016, RN	5.00%	06/15/2030	6,000	6,943,320
Series 2018 A, Ref. RN	5.00%	06/15/2029	6,660	7,738,654
Series 2018 A, Ref. RN	5.00%	06/15/2030	945	1,093,573
Series 2018 A, Ref. RN	5.00%	06/15/2031	880	1,015,054
New Jersey (State of) Turnpike Authority;
Series 2015 E, RB	5.00%	01/01/2034	7,000	8,076,670
Series 2019 A, RB	4.00%	01/01/2048	10,000	11,330,900
Series 2019 A, RB	5.00%	01/01/2048	3,000	3,697,710
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2028	3,500	4,556,195
Series 2018 A, Ref. RB	5.00%	06/01/2029	4,500	5,809,455
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	6,410,350
Series 2018 A, Ref. RB	5.00%	06/01/2031	7,100	9,048,169
Series 2018 A, Ref. RB	5.00%	06/01/2034	13,000	16,298,750
Series 2018 A, Ref. RB	5.00%	06/01/2035	4,000	5,000,480
Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,725,340
Series 2018 A, Ref. RB	5.00%	06/01/2046	6,000	7,132,500
Series 2018 B, Ref. RB	5.00%	06/01/2046	13,700	15,785,551
				205,075,293
New Mexico–0.08%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	230	234,931
Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,775	1,749,458
				1,984,389
New York–13.51%
Hudson Yards Infrastructure Corp.;
Series 2017 XF0549, Revenue Ctfs.(i)	5.00%	02/15/2037	8,500	10,195,410
Series 2017 XF0549, Revenue Ctfs.(i)	5.00%	02/15/2039	7,500	8,952,000
Metropolitan Transportation Authority;
Series 2015 C-1, Ref. RB	5.00%	11/15/2035	10,500	11,459,700
Series 2016 C-1, RB	5.25%	11/15/2056	5,000	5,574,450
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A1, RB	5.25%	11/15/2056	14,375	15,899,181
Subseries 2017 A-1, RB	5.25%	11/15/2057	3,500	3,930,465
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2056	13,150	14,278,139
New York & New Jersey (States of) Port Authority;
Series 2016 198, Ref. RB	5.25%	11/15/2056	10,000	11,883,000
Series 2018, Ref. RB	5.00%	09/01/2048	5,000	6,121,850
New York (City of), NY;
Series 2015 F, VRD GO Bonds(k)	0.01%	06/01/2044	11,635	11,635,000
Series 2018 DD1, RB	5.00%	06/15/2048	10,000	12,328,000
Series 2018 E-1, GO Bonds	5.00%	03/01/2040	10,065	12,322,881
New York (City of), NY Municipal Water Finance Authority; Series 2015 GG, Ref. RB	5.00%	06/15/2039	10,000	11,749,700
New York (City of), NY Transitional Finance Authority;
Series 2018 S-3, RB	5.00%	07/15/2043	14,000	17,251,220
Series 2019 A-3, RB	4.00%	05/01/2042	5,000	5,819,400
Series 2019 B-1, RB	4.00%	11/01/2045	4,000	4,649,840
Series 2020, RB	4.00%	05/01/2047	5,000	5,888,900
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2008 BB-2, VRD RB(k)	0.03%	06/15/2039	10,000	10,000,000
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	$ 285	$ 346,534
New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	03/15/2033	10,000	11,830,900
Series 2015 B, Ref. RB	5.00%	07/01/2028	2,650	3,102,435
Series 2016 A, RB	5.00%	03/15/2035	5,000	6,077,300
Series 2020 D, Ref. RB	4.00%	02/15/2047	7,000	8,146,040
New York (State of) Dormitory Authority (Columbia University); Series 2018 A, RB	5.00%	10/01/2048	14,000	23,112,320
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB(k)	0.10%	11/01/2044	4,000	4,000,000
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,920	6,715,766
Series 2019 B, RB	4.00%	01/01/2053	5,880	6,651,280
New York City Transitional Finance Authority; Series 2020 C-1, RB	4.00%	05/01/2045	5,000	5,902,400
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	65	65,089
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	6,075	8,776,917
New York Power Authority;
Series 2002 A, RB	4.00%	11/15/2045	7,000	8,325,030
Series 2002 A, RB	4.00%	11/15/2050	10,000	11,815,600
New York State Thruway Authority; Series 2020 N, RB	4.00%	01/01/2045	5,000	5,779,300
New York State Urban Development Corp.;
Series 2020 A, RB	5.00%	03/15/2041	1,800	2,337,768
Series 2020 A, RB	5.00%	03/15/2042	515	666,539
Series 2020 A, RB	4.00%	03/15/2045	4,235	4,991,964
Series 2020 A, RB	4.00%	03/15/2049	9,450	11,072,754
Series 2020 C, Ref. RB	5.00%	03/15/2047	7,000	8,957,550
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	3,000	3,863,190
Subseries 2005 B-2, Ref. VRD RB (LOC - Citibank N.A.)(k)(m)	0.03%	01/01/2032	16,155	16,155,000
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	5,450	5,741,575
Series 2017 A, Ref. RB	5.00%	06/01/2036	2,455	2,914,895
				347,287,282
North Carolina–1.16%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health);
Series 2018 G, VRD RB(k)	0.01%	01/15/2048	5,000	5,000,000
Series 2018 H, VRD RB(k)	0.01%	01/15/2048	4,840	4,840,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2007 B, Ref. VRD RB(k)	0.01%	01/15/2038	2,000	2,000,000
Series 2007 C, Ref. VRD RB(k)	0.01%	01/15/2037	11,615	11,615,000
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGM)(a)	5.00%	01/01/2038	5,000	6,245,150
				29,700,150
Ohio–2.75%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	28,330	31,860,485
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	49,575	7,387,666
Cleveland (City of) & Cuyahoga (County of), OH Port Authority; Series 2010, RB	6.00%	11/15/2035	3,445	3,460,640
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	2,475	2,918,396
Series 2017, Ref. RB	5.50%	02/15/2057	1,050	1,234,275
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	1,015	979,597
Series 2004, RB	6.40%	02/15/2034	5,860	5,142,150
Greene (County of), OH;
Series 2002 A, RB (INS - ACA)(a)	5.50%	09/01/2027	1,000	1,000,860
Series 2002 A, RB (INS - ACA)(a)	5.63%	09/01/2032	255	255,168
Jeffrey Place New Community Authority; Series 2007 A, RB	5.00%	12/01/2022	195	195,211
Ohio (State of);
Series 2017 A, GO Bonds	5.00%	03/15/2036	5,000	5,703,100
Series 2020 A, Ref. RB	5.00%	01/15/2050	3,905	4,797,292
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Higher Educational Facility Commission; Series 2018, Ref. RB	5.25%	01/01/2038	$ 1,350	$ 1,308,501
Portage (County of), OH Port Authority; Series 2012, RB	5.00%	12/01/2037	4,065	4,127,398
Toledo (City of) & Lucas (County of), OH Port Authority; Series 2007 A, RB	5.40%	11/01/2036	309	265,913
				70,636,652
Oklahoma–0.14%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2032	3,070	3,659,901
Pennsylvania–6.39%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2008 A, Ref. VRD RB(k)	0.02%	12/01/2037	175	175,000
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2036	2,825	3,428,250
Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2033	5,000	5,968,750
Butler (County of), PA General Authority (Hampton Township School District); Series 2007, VRD RB (INS - AGM)(a)(k)	0.13%	09/01/2027	1,000	1,000,000
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	1,250	1,593,275
Series 2018, RB	5.00%	06/01/2032	3,000	3,786,120
Series 2018, RB	5.00%	06/01/2033	2,000	2,511,000
Series 2018, RB	5.00%	06/01/2034	1,760	2,202,904
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,529,652
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,447,841
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(k)(m)	0.10%	06/01/2037	1,000	1,000,000
Geisinger Authority (Geisinger Health System); Series 2020, Ref. RB	5.00%	04/01/2050	5,000	6,274,700
Lancaster (City of), PA Industrial Development Authority (Willow Valley Retirement); Series 2009 B, VRD RB (LOC - PNC Bank N.A.)(k)(m)	0.10%	12/01/2039	5,000	5,000,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(k)(m)	0.10%	10/15/2025	1,710	1,710,000
Pennsylvania (Commonwealth of);
Series 2013 1, GO Bonds	4.00%	04/01/2032	5,000	5,369,450
Series 2018 1, GO Bonds	5.00%	03/01/2032	10,000	12,744,500
Series 2018 1, GO Bonds	4.00%	03/01/2035	12,500	14,742,875
Series 2018 1, GO Bonds (INS - BAM)(a)	4.00%	03/01/2036	4,175	4,985,618
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2012, RB(f)(g)	5.00%	04/01/2022	5,605	5,959,965
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	5,000	6,049,550
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	06/01/2033	5,000	6,023,950
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 E, RB	6.38%	12/01/2038	1,500	1,973,220
Series 2014 A-3, RB(h)	0.00%	12/01/2041	3,450	1,940,556
Series 2016, Ref. RB	5.00%	06/01/2030	5,000	5,933,800
Series 2017 3, Ref. RB	5.00%	12/01/2040	5,125	6,171,217
Series 2017 B-1, RB	5.00%	06/01/2042	7,750	9,192,430
Series 2018 A-2, RB	5.00%	12/01/2048	7,000	8,586,200
Series 2019 A, RB (INS - AGM)(a)	4.00%	12/01/2049	8,500	9,828,295
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2036	1,000	1,217,280
Series 2019 B, RB	5.00%	11/01/2049	7,155	9,022,956
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2012 A, RB	5.63%	07/01/2042	3,500	3,708,180
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(f)(g)	6.13%	03/15/2023	685	774,995
Philadelphia School District; Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,203,850
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,746,680
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2035	280	340,491
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2036	255	308,114
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2029	$ 1,000	$ 1,252,630
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2030	1,305	1,621,397
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2032	890	1,098,750
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2033	710	875,267
				164,299,708
Puerto Rico–6.77%
Puerto Rico (Commonwealth of);
Series 2001 A, Ref. GO Bonds (INS - NATL)(a)	5.50%	07/01/2021	500	505,365
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(a)	6.00%	07/01/2027	1,365	1,403,930
Series 2004 A, GO Bonds (INS - AGC)(a)	5.00%	07/01/2034	5	5,111
Series 2006 A, GO Bonds(c)	5.25%	07/01/2030	4,020	2,939,625
Series 2008 A, GO Bonds(c)	5.00%	07/01/2023	2,610	1,885,725
Series 2008 A, GO Bonds(c)	5.13%	07/01/2028	3,000	2,145,000
Series 2009 B, Ref. GO Bonds(c)	6.50%	07/01/2037	5,000	3,712,500
Series 2009 B, Ref. GO Bonds(c)	6.00%	07/01/2039	6,200	4,572,500
Series 2009 C, Ref. GO Bonds(c)	6.00%	07/01/2039	2,000	1,442,500
Series 2011 A, GO Bonds(c)	5.75%	07/01/2041	3,335	2,317,825
Series 2011 A, Ref. GO Bonds(c)	6.00%	07/01/2040	3,000	2,100,000
Series 2011 C, Ref. GO Bonds(c)	5.75%	07/01/2036	9,000	5,816,250
Series 2011 E, Ref. GO Bonds(c)	6.00%	07/01/2029	4,895	3,518,281
Series 2011 E, Ref. GO Bonds(c)	5.38%	07/01/2030	1,250	868,750
Series 2011 E, Ref. GO Bonds(c)	5.63%	07/01/2033	4,000	2,770,000
Series 2012 A, Ref. GO Bonds(c)	5.25%	07/01/2023	3,000	2,040,000
Series 2012 A, Ref. GO Bonds(c)	5.50%	07/01/2026	6,645	4,518,600
Series 2012 A, Ref. GO Bonds(c)	5.75%	07/01/2028	5,000	3,406,250
Series 2012 A, Ref. GO Bonds(c)	5.50%	07/01/2039	8,225	5,593,000
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB	5.25%	07/01/2029	1,885	1,967,469
Series 2012 A, RB	5.75%	07/01/2037	5,400	5,670,000
Series 2012 A, RB	5.25%	07/01/2042	5,880	6,115,200
Series 2012 A, RB	6.00%	07/01/2047	10,090	10,619,725
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2023	30	30,389
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2024	260	263,375
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	4,000	4,051,920
Series 2007 VV, Ref. RB (INS - NATL)(a)	5.25%	07/01/2025	1,690	1,760,321
Series 2008 WW-RSA-1, RB(c)	5.38%	07/01/2023	2,750	2,072,812
Series 2008 WW-RSA-1, RB(c)	5.25%	07/01/2025	1,985	1,493,712
Series 2010 AAA-RSA-1, RB(c)	5.25%	07/01/2028	2,830	2,129,575
Series 2010 CCC-RSA-1, RB(c)	5.00%	07/01/2022	1,850	1,387,500
Series 2010 CCC-RSA-1, RB(c)	5.00%	07/01/2028	2,500	1,875,000
Series 2010 XX, RB(c)	5.25%	07/02/2040	1,670	1,256,675
Series 2010 ZZ-RSA-1, Ref. RB(c)	5.25%	07/01/2022	410	308,525
Series 2010 ZZ-RSA-1, Ref. RB(c)	5.25%	07/01/2025	405	304,762
Series 2016 E-1, RB(c)	10.00%	01/01/2021	500	393,750
Series 2016 E-2, RB(c)	10.00%	07/01/2021	500	393,750
Puerto Rico (Commonwealth of) Government Employees Retirement System; Series 2008 A, RB(c)	6.45%	07/01/2055	10,000	1,325,000
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 A-A, RB (INS - AGC)(a)	5.00%	07/01/2035	10	10,222
Series 2003 G, RB (INS - NATL)(a)	5.00%	07/01/2033	20	20,260
Series 2004 I, RB (INS - FGIC)(a)(j)	5.00%	07/01/2022	40	32,450
Series 2007 M, RB(c)	5.00%	07/01/2046	3,500	1,478,750
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 1995 A, RB	5.63%	07/01/2022	1,040	1,040,000
Series 2002 A, Ref. RB (INS - ACA)(a)	5.00%	08/01/2032	1,230	1,232,854
Series 2012, Ref. RB	5.00%	10/01/2022	190	189,821
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 A, RB (INS - FGIC)(a)(j)	5.50%	07/01/2024	$ 850	$ 689,562
Series 2005 A, RB (INS - FGIC)(a)(j)	5.50%	07/01/2028	750	608,437
Series 2005 A, RB (INS - FGIC)(a)(c)(h)	0.00%	07/01/2030	8,000	3,463,600
Series 2005 A, RB (INS - FGIC)(a)(c)(h)	0.00%	07/01/2031	8,695	3,531,909
Series 2005 B, RB(c)	5.00%	07/01/2041	65	8,275
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2002 D, RB(c)	5.38%	07/01/2033	4,940	4,044,625
Series 2007 M-2, Ref. RB (INS - AMBAC)(a)	10.00%	07/01/2035	1,910	2,026,453
Series 2007 M-3, Ref. RB (INS - NATL)(a)	6.00%	07/01/2028	10,000	10,285,200
Series 2007 N, RB(c)	5.00%	07/01/2032	3,300	2,673,000
Series 2009 P, Ref. RB(c)	6.25%	07/01/2026	8,575	7,106,531
Series 2012 U, Ref. RB(c)	5.25%	07/01/2042	240	177,300
Puerto Rico Public Finance Corp.; Series 2011 B, RB(c)	5.50%	08/01/2031	5,615	67,942
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2046	34,472	10,347,116
Series 2018 A-1, RB(h)	0.00%	07/01/2051	28,082	6,092,952
Series 2018 A-1, RB	4.75%	07/01/2053	9,853	10,704,595
Series 2018 A-1, RB	5.00%	07/01/2058	4,400	4,853,068
Series 2019 A-2, RB	4.54%	07/01/2053	387	414,976
Series 2019 A-2, RB	4.78%	07/01/2058	5,172	5,630,446
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2026	1,305	1,272,375
Series 2006 P, Ref. RB	5.00%	06/01/2030	900	873,000
Series 2006 Q, RB	5.00%	06/01/2036	150	145,500
				174,001,891
Rhode Island–0.23%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $4,862,486)(c)(l)	7.25%	07/15/2035	4,915	884,700
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	20	20,082
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	5,134,828
				6,039,610
South Carolina–0.23%
Richland (County of), SC; Series 2004, RB(d)	6.20%	11/01/2036	4,175	3,201,515
South Carolina (State of) Public Service Authority; Series 2020 A, Ref. RB	5.00%	12/01/2043	2,200	2,808,300
				6,009,815
South Dakota–0.06%
Educational Enhancement Funding Corp.; Series 2013 B, RB	5.00%	06/01/2027	1,500	1,649,850
Tennessee–1.63%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	257,344
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	455	507,498
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	340	409,669
Series 2019 A-2, Ref. RB	5.00%	08/01/2049	455	543,484
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,000	2,431,980
Series 2018 A, Ref. RB	5.00%	07/01/2036	3,000	3,636,990
Series 2018 A, Ref. RB	5.00%	07/01/2037	3,000	3,627,390
Memphis (City of), TN; Series 2020 A, RB	4.00%	12/01/2050	5,000	5,985,200
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(e)	5.13%	06/01/2036	200	213,138
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board; Series 2012, RB	5.00%	11/01/2027	500	515,025
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	7,000	8,127,350
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Tennessee (State of) Metropolitan Nashville Airport Authority;
Series 2019 A, RB	4.00%	07/01/2049	$ 2,500	$ 2,820,225
Series 2019 A, RB	5.00%	07/01/2049	4,750	5,852,190
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	5,665	6,885,977
				41,813,460
Texas–5.37%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(a)	4.50%	08/15/2033	5	5,015
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	940,808
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,300	1,447,537
Cleveland Independent School District; Series 2020 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	6,500	7,752,615
Dallas (City of), TX (Civic Center Convention Complex); Series 2009, Ref. RB (INS - AGC)(a)	5.25%	08/15/2034	125	125,471
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(e)	5.00%	04/01/2032	1,100	1,150,556
Goose Creek Consolidated Independent School District; Series 2020, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	8,615	10,402,354
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(k)	0.01%	11/01/2041	22,800	22,800,000
Houston (City of), TX;
Series 2019 A, Ref. GO Bonds	4.00%	03/01/2049	3,870	4,480,222
Series 2020 C, Ref. RB	4.00%	11/15/2043	1,570	1,924,741
Series 2020 C, Ref. RB	4.00%	11/15/2049	10,000	12,082,200
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011, RB(f)(g)	6.50%	05/15/2021	300	308,498
Houston Independent School District; Series 2017, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	10,000	12,347,600
Lancaster Independent School District; Series 2015 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	40	40,062
Montgomery (County of), TX Toll Road Authority;
Series 2018, RB	5.00%	09/15/2043	2,000	2,204,420
Series 2018, RB	5.00%	09/15/2048	2,500	2,741,675
New Hope Cultural Education Facilities Finance Corp.;
Series 2013 A, RB(f)(g)	5.88%	04/01/2023	555	617,709
Series 2013 A, RB(f)(g)	6.00%	04/01/2023	780	869,606
Series 2016 A, RB	5.00%	04/01/2036	1,355	1,357,101
Series 2016 A-1, RB	5.00%	07/01/2031	140	142,310
Series 2018 A-1, RB (INS - AGM)(a)	5.00%	07/01/2048	250	284,258
Series 2018 A-1, RB (INS - AGM)(a)	5.00%	07/01/2058	850	961,444
Series 2019, RB(e)	5.00%	08/15/2039	425	444,380
Series 2019, RB(e)	5.00%	08/15/2049	150	155,621
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB	5.00%	07/01/2046	700	688,065
Series 2016, RB	5.00%	07/01/2051	600	575,496
North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - BAM)(a)	5.00%	01/01/2043	10,000	11,893,400
Northwest Independent School District; Series 2015, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	10,000	11,613,200
San Antonio (City of), TX Water System; Series 2020 A, Ref. RB	5.00%	05/15/2050	6,350	8,208,518
Texas (State of) Water Development Board; Series 2020, RB	4.00%	04/15/2051	10,000	12,134,500
Texas Dormitory Finance Authority, Inc.;
Series 2001 A, RB (INS - ACA)(a)	5.75%	09/01/2027	110	109,929
Series 2001 A, RB (INS - ACA)(a)	6.00%	09/01/2033	485	481,906
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2039	5,000	5,701,250
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, RB	5.80%	08/15/2040	1,085	1,086,931
				138,079,398
Utah–0.34%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 D, VRD RB(k)	0.01%	05/15/2036	6,700	6,700,000
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Utah (State of) Charter School Finance Authority;
Series 2018, RB	5.00%	10/15/2038	$ 720	$ 860,112
Series 2019 A, RB(e)	5.38%	06/15/2049	1,110	1,132,677
				8,692,789
Vermont–0.03%
Burlington (City of), VT; Series 2012 A, GO Bonds(f)(g)	5.00%	11/01/2022	795	867,854
Virgin Islands–0.11%
Virgin Islands (Government of) Public Finance Authority;
Series 2012 A, RB (INS - AGM)(a)	5.00%	10/01/2032	1,080	1,156,172
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2032	1,480	1,584,385
				2,740,557
Virginia–0.55%
Celebrate North Community Development Authority; Series 2003 B, RB(c)	6.75%	03/01/2034	333	199,800
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB (INS - AGM)(a)	5.00%	07/01/2041	8,950	10,601,275
Virginia (Commonwealth of) College Building Authority;
Series 2006, RB	5.00%	06/01/2026	950	950,162
Series 2006, RB	5.00%	06/01/2029	990	989,951
Series 2006, RB	5.00%	06/01/2036	585	578,781
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2036	715	806,670
				14,126,639
Washington–1.12%
Cowlitz County School District No. 458; Series 2019, GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	1,680	2,007,617
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	60	60,065
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	16,000	19,017,920
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,461	1,462,307
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2039	2,750	3,626,425
Washington (State of) Health Care Facilities Authority; Series 2017, Ref. RB	5.00%	08/15/2031	2,250	2,563,155
				28,737,489
West Virginia–0.14%
Brooke (County of), WV;
Series 2011 A, RB	6.50%	10/01/2031	1,960	1,874,760
Series 2011 A, RB	6.75%	10/01/2037	1,885	1,806,301
				3,681,061
Wisconsin–1.51%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(a)(h)	0.00%	12/15/2050	15,850	5,411,824
Series 2020 D, RB (INS - AGM)(a)(h)	0.00%	12/15/2055	8,130	2,233,067
Wisconsin (State of) Public Finance Authority;
Series 2012 A-1, RB	7.00%	10/01/2042	465	462,368
Series 2012 B-1, RB(h)	0.00%	10/01/2042	100	40,138
Series 2012 C-1, RB(h)	0.00%	10/01/2042	200	4,120
Series 2019 A, RB (INS - AGM)(a)	5.00%	07/01/2036	900	1,079,172
Series 2019 A, RB(e)	5.38%	06/01/2044	435	423,960
Series 2019 A, RB(e)	5.50%	06/01/2054	540	522,369
Series 2019 A, RB (INS - AGM)(a)	5.00%	07/01/2054	1,275	1,485,260
Series 2019 A, RB (INS - AGM)(a)	5.00%	07/01/2058	1,400	1,629,390
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	395	415,595
Series 2012 A, RB	6.00%	07/15/2042	350	366,769
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(e)	5.00%	06/15/2039	310	327,143
Wisconsin Center District; Series 2013 A, Ref. RB	5.00%	12/15/2029	1,475	1,567,276
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin Health & Educational Facilities Authority; Series 2018 XF2541, Revenue Ctfs.(i)	4.00%	11/15/2034	$ 20,000	$ 22,826,600
				38,795,051
TOTAL INVESTMENTS IN SECURITIES(o)–102.00% (Cost $2,526,913,861)					2,622,283,126
FLOATING RATE NOTE OBLIGATIONS–(2.50)%
Notes with interest and fee rates ranging from 0.66% to 0.75% at 11/30/2020 and contractual maturities of collateral ranging from 10/01/2032 to 06/01/2043(p)				(64,300,000)
OTHER ASSETS LESS LIABILITIES–0.50%					12,962,243
NET ASSETS –100.00%					$2,570,945,369
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $111,430,899, which represented 4.33% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $40,411,403, which represented 1.57% of the Fund’s Net Assets.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(k)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2020.
(l)	Restricted security. The aggregate value of these securities at period end was $8,036,225, which represented less than 1% of the Fund’s Net Assets.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	Security subject to crossover refunding.
(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.10%

(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Fund’s investments with a value of $128,243,050 are held by TOB Trusts and serve as collateral for the $64,300,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the nine months ended November 30, 2020, there were transfers from Level 3 to Level 2 of $1,230,246, due to availability of market data for these securities and from Level 2 to Level 3 of $2,227,700, due to lack of availability of market data for these securities.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,587,646,943	$34,636,183	$2,622,283,126
Other Investments - Assets
Investments Matured	—	5,366,981	2,262,692	7,629,673
Total Investments	$—	$2,593,013,924	$36,898,875	$2,629,912,799
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2020:
	Value 02/29/20	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 11/30/2020
Municipal Obligations	$37,662,997	$252,325	$(3,848,249)	$145,937	$(1,894,073)	$1,319,792	$2,227,700	$(1,230,246)	$34,636,183
Investments Matured	2,551,166	29,575	—	—	—	(318,049)	—	—	2,262,692
Total	$40,214,163	$281,900	$(3,848,249)	$145,937	$(1,894,073)	$1,001,743	$2,227,700	$(1,230,246)	$36,898,875
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco AMT-Free Municipal Income Fund